Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Detail) - CAD ($) $ in Millions	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Oct. 31, 2019
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	$ 20,062			$ 18,987
Securities mandatorily measured and designated at FVTPL	72,054			62,693
Business and government	144,130			135,546
Residential mortgages	245,045			221,165
Debt securities measured at FVOCI	50,980			53,968
Equity securities designated at FVOCI	779			585
FVO securities purchased under resale agreements	62,910			65,595
Derivative instruments	34,360			32,730
Obligations related to securities sold short	21,815			15,963
Obligations Related To Securities Sold Under Repurchase Agreements	64,633			71,653
Derivative instruments	29,291			30,508
At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	249			948
Securities mandatorily measured and designated at FVTPL	72,054			62,693
Business and government	25,317			23,648
Residential mortgages	14			63
Loans mandatorily measured and designated at FVTPL	25,331			23,711
Debt securities measured at FVOCI	50,980			53,968
FVO securities purchased under resale agreements	7,092			7,505
Derivative instruments	34,360			32,730
Total financial assets	190,845			182,140
Deposits and other liabilities	(19,062)			(13,172)
Obligations related to securities sold short	(21,815)			(15,963)
Obligations Related To Securities Sold Under Repurchase Agreements	(6,915)			(17,036)
Derivative instruments	(29,291)			(30,508)
Total financial liabilities	(77,083)			(76,679)
Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	29,102			29,008
Debt securities measured at FVOCI	41,393			45,181
Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	37,005			27,982
Equity securities designated at FVOCI	779			585
Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	3,164			3,550
Debt securities measured at FVOCI	7,352			6,224
Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	2,783			2,153
Debt securities measured at FVOCI	2,235			2,563
Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	9,659			12,845
Derivative instruments	(7,962)			(9,992)
Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	11,514			11,462
Derivative instruments	(9,805)			(10,883)
Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	62			106
Derivative instruments	(108)			(148)
Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	7,191			5,156
Derivative instruments	(9,148)			(6,988)
Precious metal derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	201			283
Derivative instruments	(153)			(366)
Other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	5,733			2,878
Derivative instruments	(2,115)			(2,131)
Level 1 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	41,016			31,836
Debt securities measured at FVOCI	3,545			3,912
Derivative instruments	5,563			3,428
Total financial assets	50,230			39,217
Obligations related to securities sold short	(7,065)			(5,363)
Derivative instruments	(4,467)			(3,862)
Total financial liabilities	(11,532)			(9,225)
Level 1 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	4,227			3,917
Debt securities measured at FVOCI	3,545			3,912
Level 1 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	36,789			27,919
Equity securities designated at FVOCI	106			41
Level 1 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments				4
Level 1 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	5,233			3,153
Derivative instruments	(3,817)			(3,537)
Level 1 of fair value hierarchy [member] | Other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	330			271
Derivative instruments	(650)			(325)
Level 2 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	249			948
Securities mandatorily measured and designated at FVTPL	30,898			30,681
Business and government	24,273			23,022
Residential mortgages	14			63
Loans mandatorily measured and designated at FVTPL	24,287			23,085
Debt securities measured at FVOCI	47,435			50,056
FVO securities purchased under resale agreements	7,092			7,505
Derivative instruments	28,602			28,944
Total financial assets	138,868			141,523
Deposits and other liabilities	(18,410)			(13,176)
Obligations related to securities sold short	(14,750)			(10,600)
Obligations Related To Securities Sold Under Repurchase Agreements	(6,915)			(17,036)
Derivative instruments	(24,441)			(26,348)
Total financial liabilities	(64,516)			(67,160)
Level 2 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	24,875			25,091
Debt securities measured at FVOCI	37,848			41,269
Level 2 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	210			47
Equity securities designated at FVOCI	305			304
Level 2 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	3,162			3,525
Debt securities measured at FVOCI	7,352			6,224
Level 2 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	2,651			2,018
Debt securities measured at FVOCI	2,235			2,563
Level 2 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	9,625			12,793
Derivative instruments	(7,875)			(9,964)
Level 2 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	11,514			11,462
Derivative instruments	(9,805)			(10,883)
Level 2 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	4			8
Derivative instruments	(45)			(41)
Level 2 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	1,855			1,791
Derivative instruments	(5,098)			(3,288)
Level 2 of fair value hierarchy [member] | Precious metal derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	201			283
Derivative instruments	(153)			(366)
Level 2 of fair value hierarchy [member] | Other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	5,403			2,607
Derivative instruments	(1,465)			(1,806)
Level 3 of fair value hierarchy [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Total financial assets	1,747	$ 1,604	$ 1,506	1,400	$ 1,700	$ 1,891	$ 1,737
Total financial liabilities	(1,035)	$ (1,065)	$ (691)	(294)	$ (254)	$ (67)	$ (869)
Level 3 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	140			176
Business and government	1,044			626
Loans mandatorily measured and designated at FVTPL	1,044			626
Derivative instruments	195			358
Total financial assets	1,747			1,400
Deposits and other liabilities	(652)			4
Derivative instruments	(383)			(298)
Total financial liabilities	(1,035)			(294)
Level 3 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	6			16
Equity securities designated at FVOCI	368			240
Level 3 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	2			25
Level 3 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	132			135
Level 3 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	34			48
Derivative instruments	(87)			(28)
Level 3 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	58			98
Derivative instruments	(63)			(107)
Level 3 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	103			212
Derivative instruments	$ (233)			$ (163)